Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities [abstract]
Other liabilities
16

Other liabilities
Other liabilities by type
In EUR million 2021 2020
Net defined benefit liability 227 350
Other post-employment benefits 72 83
Other staff-related liabilities 612 490
Share-based payment plan liabilities 4 2
Other taxation and social security contributions 409 435
Rents received in advance 19 15
Costs payable 2,016 2,018
Amounts to be settled 5,082 4,877
Lease liabilities 1,220 1,339
Other 3,178 1,999
12,839 11,609
Disclosures in respect of Net defined benefit liabilities are provided in Note 37 ‘Pension and other post-
employment benefits’.
Other staff-related liabilities includes vacation leave provisions, variable compensation provisions, jubilee provisions, and disability/illness provisions.
Amounts to be settled includes primarily transactions not settled at the balance sheet date. The nature of these
transactions is short term and these are expected to settle shortly after the closing date of the balance sheet.
Lease liabilities relate to right-of-use assets. Disclosures in respect to right-of-use assets are provided in Note 9
‘Property and Equipment’.
The total cash outflow for leases in 2021 was EUR 301

million (2020: EUR
273

million).
The line other relates mainly to balances on margin accounts or amounts payable to customers and includes the remaining EUR 140

million obligation to the broker regarding the share buyback programme.